Performance Management	Dec. 22, 2025
Founder-Led ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of returns over time and will compare the Fund’s results with those of the Index and a broad-based securities market index. Past performance (before and after taxes) is not a guarantee of future results. Once available, updated performance information will be posted on the Fund’s website at www.founderledfunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of returns over time and will compare the Fund’s results with those of the Index and a broad-based securities market index.
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.founderledfunds.com
Founder-Led 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund has not operated for a full calendar year as of the date of this Prospectus, so performance data is not shown. After one full calendar year of operations, this section will include a calendar-year bar chart and a table of average annual total returns to illustrate how results vary over time and to compare the Fund’s performance with that of the Index and a broad market benchmark. Because the Fund seeks 2x the daily performance of the Index, results for periods longer than a day will reflect compounding and may differ, potentially materially, from 2x the Index return for the same period. Past performance (before and after taxes) does not guarantee future results. When available, updated performance information will be posted on the Fund’s website at www.founderledfunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not guarantee future results.
Performance Information Illustrates Variability of Returns [Text]	After one full calendar year of operations, this section will include a calendar-year bar chart and a table of average annual total returns to illustrate how results vary over time and to compare the Fund’s performance with that of the Index and a broad market benchmark. Because the Fund seeks 2x the daily performance of the Index, results for periods longer than a day will reflect compounding and may differ, potentially materially, from 2x the Index return for the same period.
Performance One Year or Less [Text]	The Fund has not operated for a full calendar year as of the date of this Prospectus, so performance data is not shown.
Performance Availability Website Address [Text]	www.founderledfunds.com